Lease (Tables)	6 Months Ended
Sep. 30, 2023
Lease
Schedule of operating right of use asset net

	March 31,	Increase/	Exchange rate	September 30,
	2023	(Decrease)	translation	2023
Shenzhen Wan	$211,765	$—	$(9,087)	$202,678
Longcheng Car	99,580	—	(4,273)	95,307
Total right-of-use assets, at cost	311,345	—	(13,360)	297,985
Less: accumulated amortization	(138,549)	(92,313)	5,945	(224,917)
Right-of-use assets, net	$172,796	$(92,313)	$(7,415)	$73,068

Schedule of operating lease liabilities	Operating lease liabilities consisted of the following:
	As of
	September 30, 2023	March 31, 2023
Shenzhen Wan	$74,303	$138,492
Longcheng Car	34,693	86,330
	108,996	224,822

Schedule of analyzed operating lease liability
	As of
	September 30, 2023	March 31, 2023
Operating Lease Liability-noncurrent	$—	$—
Operating Lease Liability-current	108,996	224,822
Total	108,996	224,822

Schedule of maturity analysis of operating lease liabilities

Maturity analysis of operating lease liabilities as of September 30, 2023 is as follows:

Discount rate at commencement	$3.6500%
One year	109,704
Two years	—
Total undiscounted cash flows	109,704
Total operating lease liabilities	108,996
Imputed interest	$708